CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net profit	$ 266,471	$ 154,075	$ 83,289
Other comprehensive income, net of tax:
Foreign currency translation adjustment	(27,595)	(18,995)	7,830
Change in employees plan assets and benefit obligations, net of taxes	(938)	709	(394)
Unrealized loss on derivatives	(690)	(859)	(1,774)
Comprehensive income	237,248	134,930	88,951
Comprehensive loss (income) attributable to non-controlling interest	7,667	3,708	(4,914)
Comprehensive income attributable to the Company	$ 244,915	$ 138,638	$ 84,037